OTHER COMPERHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2021
Disclosure Of Accounting Policies [Line Items]
OTHER COMPERHENSIVE INCOME (LOSS)

NOTE 9:-OTHER COMPERHENSIVE INCOME (LOSS)

The following table shows the changes of accumulated other comprehensive loss, for the six months ended June 30, 2021:

	Six months ended June 30, 2021
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(6,017)	$-	$(6,017)

Other comprehensive loss before reclassifications	(37)	(135)	(172)
Amounts reclassified from accumulated other comprehensive income	-	(5)	(5)

Net current-period other comprehensive loss	(37)	(140)	(177)

Ending balance	$(6,054)	$(140)	$(6,194)